COMMITMENTS AND CONTINGNCIES (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Jun. 14, 2013 claim
Delaware Coastal Zone Act [Member] | Pending Litigation [Member]
Loss Contingency, Pending Claims, Number | claim		2
DCR Assets [Member] | PBF Energy and Valero [Member] | Environmental Issue [Member]
Environmental Insurance Policies, Term of Policies	10 years
Site Contingency, Loss Exposure Not Accrued, High Estimate	$ 75,000,000
DCR Assets [Member] | Valero [Member] | Environmental Issue [Member]
Site Contingency, Loss Exposure Not Accrued, High Estimate	$ 20,000,000